MARKETABLE SECURITIES (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Amortized Cost	$ 716	$ 717
Unrealized losses	0	0
Unrealized gains	138	173
Market value	854	890
Equity Funds [Member]
Amortized Cost	119	118
Unrealized losses	0	0
Unrealized gains	110	108
Market value	229	226
Government Bonds [Member]
Amortized Cost	407	407
Unrealized losses	0	0
Unrealized gains	3	20
Market value	410	427
Commercial Bonds [Member]
Amortized Cost	190	192
Unrealized losses	0	0
Unrealized gains	25	45
Market value	$ 215	$ 237